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Schedule of Investments
(unaudited)
Putnam Premier Income Trust 2
Notes to Schedule of Investments 35

Putnam Premier Income Trust
Schedule of Investments (unaudited), April 30, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 368,080 $ 9,209,362
Total Management Investment Companies (Cost $9,155,669) ...................
9,209,362
Principal
Amount
*
Convertible Bonds 3.6%
Aerospace & Defense 0.1%
AeroVironment, Inc. , Senior Note , Zero Cpn ., 7/15/30 ........
United States 72,000 73,224
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 11/01/30 United States 267,000 289,428
362,652
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 83,000 125,081
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 122,000 139,766
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 42,000 51,979
b,c
Senior Note, 144A, 3.13%, 9/15/28 .................... United States 109,000 101,302
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 178,000 177,092
b
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 115,000 147,056
b
Halozyme Therapeutics, Inc. , Senior Note , 144A, 0.875% ,
11/15/32 ........................................ United States 251,000 247,737
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn .,
12/01/30 ........................................ United States 239,000 248,411
Revolution Medicines, Inc. , Senior Note , 0.5% , 5/01/33 .......
United States 107,000 119,437
1,093,014
Broadline Retail 0.1%
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 219,000 237,177
Capital Markets 0.0%
†
b,c
Coinbase Global, Inc. , Senior Note , 144A, 2.63% , 10/01/32 .... United States 109,000 92,296
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 72,000 70,344
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 72,000 84,744
247,384
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 141,000 189,469
Consumer Staples Distribution & Retail 0.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 88,000 162,360
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 258,000 290,121
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 153,000 222,577
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 165,000 169,166
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 330,000 380,573
772,316
Electrical Equipment 0.2%
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn ., 11/15/30 .. United States 330,000 575,256

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 73,000 $ 95,447
Itron , Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 203,000 201,680
b,c
Mirion Technologies, Inc. , Senior Note , 144A, 0.13% , 10/01/31 . United States 127,000 126,111
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 108,000 115,636
538,874
Energy Equipment & Services 0.0%
†
b
Liberty Energy, Inc. ,
Senior Note, 144A, Zero Cpn ., 3/01/31 ................. United States 72,000 86,796
Senior Note, 144A, Zero Cpn ., 3/01/32 ................. United States 35,000 39,524
126,320
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 199,000 232,930
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 72,000 113,011
Senior Note, 2.875%, 1/15/30 ........................ United States 164,000 183,024
528,965
Financial Services 0.0%
†
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 177,000 159,212
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 158,000 176,960
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 198,000 242,402
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 248,000 230,082
Merit Medical Systems, Inc. , Senior Note , 3% , 2/01/29 .......
United States 82,000 87,746
317,828
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 111,000 253,469
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 109,000 188,897
442,366
Hotels, Restaurants & Leisure 0.1%
b,c
DoorDash , Inc. , Senior Note , 144A, 1.12% , 5/15/30 .......... United States 217,000 207,452
NCL Corp. Ltd. , Senior Note , 0.875% , 4/15/30 ..............
United States 90,000 94,837
302,289
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 72,000 73,616
IT Services 0.5%
Akamai Technologies, Inc. , Senior Note , 1.125% , 2/15/29 .....
United States 305,000 339,236
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn ., 6/15/30 ....... United States 340,000 391,169
b
CoreWeave , Inc. ,
Senior Note, 144A, 1.75%, 12/01/31 ................... United States 203,000 263,788
Senior Note, 144A, 1.75%, 10/01/32 ................... United States 250,000 300,500

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
IT Services (continued)
Snowflake, Inc. , Senior Note , Zero Cpn ., 10/01/29 ...........
United States 289,000 $ 339,228
1,633,921
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 173,000 171,270
Machinery 0.1%
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 221,000 208,292
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 112,000 125,580
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 109,000 102,460
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 71,000 81,863
Pharmaceuticals 0.1%
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 286,000 283,426
Real Estate Management & Development 0.0%
†
b
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 107,000 94,213
Semiconductors & Semiconductor Equipment 0.2%
MACOM Technology Solutions Holdings, Inc. , Senior Note , Zero
Cpn ., 12/15/29 .................................... United States 69,000 121,681
b
Microchip Technology, Inc. , Senior Note , 144A, Zero Cpn .,
2/15/30 ......................................... United States 113,000 129,300
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 144,000 283,608
b
Nova Ltd. , Senior Note , 144A, Zero Cpn ., 9/15/30 ........... Israel 73,000 125,888
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 118,000 144,019
b
Semtech Corp. , Senior Note , 144A, Zero Cpn ., 10/15/30 ...... United States 91,000 121,872
926,368
Software 0.4%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 136,000 127,976
b
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn ., 10/01/31 ... United States 127,000 176,530
Datadog, Inc. , Senior Note , Zero Cpn ., 12/01/29 ............
United States 181,000 182,674
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 201,000 198,111
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 145,000 134,676
b,c
Rubrik, Inc. , Senior Note , 144A, 2.57% , 6/15/30 ............ United States 132,000 118,899
b
Terawulf , Inc. , Senior Note , 144A, Zero Cpn ., 5/01/32 ........ United States 336,000 459,413
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 85,000 79,369
1,477,648
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 76,000 123,994
Wayfair, Inc. , Senior Note , 3.5% , 11/15/28 .................
United States 42,000 64,865
188,859
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 33,000 268,892
Total Convertible Bonds (Cost $11,438,162) ..................................
12,666,220

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 37.8%
Aerospace & Defense 1.2%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 31,000 $ 29,305
Senior Note, 2.7%, 2/01/27 .......................... United States 303,000 299,528
Senior Note, 6.298%, 5/01/29 ........................ United States 964,000 1,011,250
b
Bombardier, Inc. , Senior Bond , 144A, 7.45% , 5/01/34 ........ Canada 660,000 727,539
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 450,000 444,643
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 905,000 905,078
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 420,000 433,203
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 145,000 149,197
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 55,000 56,278
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 135,000 138,782
4,194,803
Automobile Components 0.3%
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 955,000 958,244
Automobiles 0.2%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 470,000 468,136
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 510,000 487,426
955,562
Banks 2.2%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 435,000 454,732
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 955,000 980,124
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 440,000 438,295
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 470,000 469,089
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 285,000 281,757
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 445,000 456,803
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 975,000 964,326
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 409,274
JPMorgan Chase & Co. ,
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 1,810,000 1,825,219
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 445,000 442,971
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 325,000 327,221
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 895,000 914,828
7,964,639
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 310,000 305,152
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 675,000 693,107
998,259
Broadline Retail 0.6%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 240,000 236,773
Senior Note, 4.25%, 3/13/31 ......................... United States 340,000 336,764

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
b
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 565,000 $ 530,982
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 440,000 456,808
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 365,000 369,260
1,930,587
Building Products 0.8%
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 30,000 30,010
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 135,000 135,390
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 180,000 178,032
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 725,000 736,896
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 660,000 691,444
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 290,000 293,096
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 270,000 270,129
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 185,000 176,740
2,511,737
Capital Markets 1.7%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 905,000 917,079
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 200,000 216,603
Goldman Sachs Group, Inc. (The) , Senior Note , 4.594% to
4/19/29, FRN thereafter , 4/20/30 ...................... United States 170,000 169,651
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 945,000 971,319
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,350,000 1,364,146
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 210,000 206,681
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 310,000 307,676
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 855,000 884,544
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 375,000 382,792
5,420,491
Chemicals 0.6%
b,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 500,000 352,375
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 765,000 746,331
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 265,000 175,805
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 505,000 531,955
1,806,466
Commercial Services & Supplies 0.7%
b,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 400,000 60,500
b
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .. United States 760,000 744,022
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 630,000 650,796
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 490,000 516,962

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 860,000 $ 878,237
2,850,517
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 455,000 461,041
Construction & Engineering 0.2%
b
Arcosa , Inc. ,
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 430,000 420,180
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 115,000 119,535
539,715
Consumer Finance 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 4.125%, 2/28/29 ........................ Ireland 150,000 148,178
Senior Note, 4.625%, 9/10/29 ........................ Ireland 670,000 668,932
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 295,000 290,328
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 555,000 580,669
b
FirstCash , Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 814,000 835,270
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 270,000 269,587
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 200,000 201,450
Senior Note, 4.125%, 8/17/27 ........................ United States 290,000 286,630
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 360,000 355,455
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 115,000 114,081
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 500,000 526,421
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 660,000 691,047
OneMain Finance Corp. , Senior Note , 7.125% , 11/15/31 ......
United States 720,000 730,554
b
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 760,000 743,052
6,441,654
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 225,000 223,485
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 435,000 409,616
633,101
Distributors 0.2%
b
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 510,000 525,294
Diversified Consumer Services 0.1%
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 380,000 353,672
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 935,000 935,345
Diversified Telecommunication Services 1.1%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 800,000 860,328
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 910,000 906,761
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 515,000 523,156

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 941,000 $ 843,277
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 495,000 513,691
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 400,000 418,763
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 485,000 510,031
4,576,007
Electric Utilities 1.9%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 525,410 563,419
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 435,000 452,868
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 410,000 403,409
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 450,000 456,867
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 875,000 885,745
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 390,000 387,522
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 440,000 454,820
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 570,000 586,185
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 1,000,000 956,583
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 590,000 579,974
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 235,000 231,474
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 465,000 485,636
6,444,502
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 260,000 257,963
Energy Equipment & Services 0.6%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 155,000 161,088
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 520,000 532,187
b
Transocean International Ltd. ,
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 320,000 343,041
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 458,500 480,447
b
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 835,000 866,613
2,383,376
Entertainment 0.5%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 795,000 821,089
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 500,000 358,015
b
OAK-Eagle Acquireco , Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 340,000 354,021
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 410,000 422,657
1,955,782
Financial Services 0.6%
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 780,000 846,916
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 730,000 741,832

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 725,000 $ 734,748
2,323,496
Food Products 0.6%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 425,000 439,252
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 750,000 742,215
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 720,000 728,162
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 244,000 234,498
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 130,000 128,877
2,273,004
Ground Transportation 0.5%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 475,000 468,631
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 650,000 678,902
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 710,000 738,401
1,885,934
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 190,000 188,828
Senior Note, 4.8%, 8/14/29 .......................... United States 460,000 463,679
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 520,000 531,153
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 905,000 879,716
2,063,376
Health Care Providers & Services 1.0%
b
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 9.75% , 1/15/34 ............................... United States 725,000 748,679
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 395,000 410,084
Senior Bond, 1.875%, 2/28/31 ........................ United States 135,000 118,407
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 690,000 712,653
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 56,742
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 203,827
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,120,000 1,097,584
3,347,976
Health Care REITs 0.2%
b
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 710,000 725,337
Health Care Technology 0.2%
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 850,000 866,699
Hotel & Resort REITs 0.4%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 4.5%, 2/15/29 ..................... United States 180,000 177,311
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 455,000 467,165
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 160,000 164,899

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 715,000 $ 732,485
1,541,860
Hotels, Restaurants & Leisure 2.2%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 920,000 875,746
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 160,000 159,775
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 440,000 438,910
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 155,000 157,332
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 300,000 EUR 346,449
b
Hilton Domestic Operating Co., Inc. ,
Senior Note, 144A, 3.75%, 5/01/29 .................... United States 360,000 347,608
Senior Note, 144A, 5.75%, 9/15/33 .................... United States 405,000 407,942
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 825,000 859,188
b
NCL Corp. Ltd. ,
Senior Note, 144A, 5.875%, 1/15/31 ................... United States 540,000 525,893
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 420,000 406,783
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 720,000 732,778
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 177,435
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 267,000 272,985
Senior Note, 144A, 6%, 2/01/33 ...................... United States 548,000 556,544
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 780,000 734,858
b
Viking Cruises Ltd. ,
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 330,000 347,862
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 450,000 451,366
7,799,454
Household Durables 0.5%
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 1,056,000 1,052,463
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 485,000 472,705
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 450,000 440,677
1,965,845
Independent Power and Renewable Electricity Producers 1.0%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 950,000 984,920
b
Clearway Energy Operating LLC , Senior Bond , 144A, 3.75% ,
1/15/32 ......................................... United States 575,000 530,516
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 445,000 454,120
Senior Note, 4.4%, 1/15/31 .......................... United States 155,000 153,425
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 170,000 168,032
b
Talen Energy Supply LLC ,
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 270,000 270,592
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 725,000 720,032
3,281,637
Insurance 1.3%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 710,000 721,483

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 .............. United States 715,000 $ 724,561
b
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 290,000 303,108
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 450,000 456,327
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 440,000 448,950
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 500,000 497,433
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 840,000 869,426
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 455,000 460,323
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 585,000 597,909
5,079,520
Interactive Media & Services 0.3%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 530,000 525,633
Senior Note, 4.1%, 2/15/31 .......................... United States 410,000 405,296
930,929
IT Services 0.3%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 785,000 728,951
b
CoreWeave , Inc. , Senior Note , 144A, 9.75% , 10/01/31 ....... United States 180,000 181,183
910,134
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 585,000 567,805
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 258,000 258,174
Machinery 0.3%
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 735,000 743,606
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 275,000 279,735
1,023,341
Media 0.7%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 625,000 651,146
b
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 320,000 322,274
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 420,000 423,503
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 550,000 569,918
b
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 145,000 145,898
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 605,000 530,604
2,643,343
Metals & Mining 0.9%
b
Alumina Pty. Ltd. , Senior Note , 144A, 6.125% , 3/15/30 ....... United States 515,000 526,776
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 120,000 120,075

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 595,000 $ 560,529
b
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 175,000 175,392
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 650,000 EUR 743,180
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 520,000 540,211
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 429,000 440,103
3,106,266
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 325,000 329,954
Oil, Gas & Consumable Fuels 3.6%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 450,000 458,491
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 555,000 558,656
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 700,000 740,645
Energy Transfer LP ,
Junior Sub. Bond, 8% to 5/14/29, FRN thereafter, 5/15/54 ... United States 490,000 519,663
Senior Bond, 5.25%, 4/15/29 ......................... United States 905,000 922,766
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 140,000 141,452
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 590,000 572,520
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 184,000 184,185
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.875% , 5/15/34 ................................... United States 705,000 708,925
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 960,000 977,883
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 555,000 563,492
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 1,005,000 1,008,953
Murphy Oil Corp. , Senior Note , 6% , 10/01/32 ...............
United States 95,000 95,683
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 770,000 778,562
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 700,000 385,000
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 460,000 463,371
b
Sunoco LP ,
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 693,000 708,636
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 80,000 78,967
Targa Resources Corp. ,
Senior Note, 6.15%, 3/01/29 ......................... United States 440,000 458,383
Senior Note, 4.35%, 4/15/31 ......................... United States 180,000 176,501
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 140,000 141,155
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 1,165,000 1,215,216
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 70,000 78,762
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 145,000 154,210
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 625,000 693,374
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 95,000 99,644
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 56,000 56,881
12,941,976
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 510,000 509,669

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products (continued)
b
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 505,000 $ 462,996
972,665
Passenger Airlines 0.1%
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 516,000 509,671
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 485,000 471,646
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 880,000 896,436
1,368,082
Pharmaceuticals 1.2%
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 765,000 755,202
Senior Note, 4.4%, 3/18/31 .......................... United States 620,000 619,243
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 955,000 1,008,557
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 565,000 558,642
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 989,000 1,116,768
4,058,412
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 715,000 731,948
Semiconductors & Semiconductor Equipment 0.4%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 480,000 498,230
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 75,000 76,828
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 875,000 884,512
1,459,570
Software 0.7%
b
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 760,000 741,065
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 755,000 745,991
Senior Note, 4.45%, 9/26/30 ......................... United States 220,000 212,243
Senior Note, 4.95%, 2/04/31 ......................... United States 420,000 410,943
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 450,000 450,528
2,560,770
Specialized REITs 0.5%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 910,000 901,160
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 730,000 739,858
1,641,018
Specialty Retail 0.4%
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 875,000 852,682
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 735,000 744,815
1,597,497
Technology Hardware, Storage & Peripherals 0.1%
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 330,000 337,401

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.2%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 458,511 $ 490,101
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 225,000 EUR 263,418
753,519
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 120,000 121,282
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 335,000 357,226
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 900,000 919,346
1,397,854
Trading Companies & Distributors 1.0%
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 455,000 462,591
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 355,000 368,488
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 395,000 419,417
b
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 140,000 143,528
Senior Note, 144A, 5.75%, 3/15/31 .................... United States 540,000 541,618
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 1,000,000 1,019,284
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 515,000 534,011
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 100,000 103,364
3,592,301
Wireless Telecommunication Services 0.7%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 335,000 353,739
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 500,000 480,112
Senior Note, 3.375%, 4/15/29 ........................ United States 1,820,000 1,766,636
2,600,487
Total Corporate Bonds (Cost $134,096,631) ...................................
134,546,012
Senior Floating Rate Interests 6.5%
Aerospace & Defense 0.1%
f
TransDigm , Inc., First Lien, CME Term Loan, J, 6.152%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 262,652 263,340
Air Freight & Logistics 0.1%
f
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 265,022 266,423
Automobile Components 0.0%
†
f
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.402%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 130,920 131,712
Biotechnology 0.1%
f,g
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 182,457 183,199
Broadline Retail 0.1%
f
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 269,758 270,332

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 5.95%, (1-month SOFR + 2.25%), 8/04/31 .. United States 424,525 $ 425,597
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.902%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 449,653 450,635
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.652%, (1-month SOFR + 3%), 3/30/29 ............ United States 66,939 67,086
943,318
a a a a a a
f
Chemicals 0.4%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 595,349 579,188
g
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
6.902%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 200,000 186,750
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B, 6.152%, (1-month SOFR +
2.5%), 12/31/29 ................................... United States 525,522 524,584
1,290,522
a a a a a a
f
Commercial Services & Supplies 0.4%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.168%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 298,422 300,953
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.152%, (1-month SOFR + 2.5%), 10/23/28 ... United States 426,078 427,295
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.419%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 478,241 478,540
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.95%, (3-month SOFR + 2.25%),
3/26/31 ......................................... Luxembourg 197,509 198,758
1,405,546
a a a a a a
Consumer Staples Distribution & Retail 0.1%
f
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 6.924%, (3-month SOFR + 3.25%), 8/30/32 ......... United Kingdom 187,203 188,520
f
Containers & Packaging 0.2%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.902%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 446,460 415,422
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.902%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 74,691 74,644
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.652%, (1-month SOFR + 3%), 9/30/32 ......... United States 291,061 287,786
777,852
a a a a a a
Distributors 0.0%
†
f
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.7%, (3-month SOFR + 4%), 11/30/30 ............. United States 72,097 69,967
Electrical Equipment 0.1%
f
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.182%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 174,902 175,893
f
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.415%, (1-month SOFR + 2.75%), 3/01/28 .............. France 173,230 174,314

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Entertainment (continued)
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.517%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 430,469 $ 415,030
589,344
a a a a a a
Financial Services 0.1%
f
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 511,219 510,651
Food Products 0.2%
f
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 588,525 585,368
Ground Transportation 0.1%
f
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.45%, (3-month SOFR + 1.75%), 4/10/31 ............... United States 295,500 296,087
f
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.402%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 482,681 486,076
Hologic, Inc., First Lien, CME Term Loan, B, 5.924%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 580,000 577,465
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.402%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 72,816 73,151
1,136,692
a a a a a a
f
Health Care Providers & Services 0.2%
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.2%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 199,499 174,126
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.152%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 450,835 452,881
627,007
a a a a a a
f
Hotels, Restaurants & Leisure 0.5%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.902%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 485,100 471,003
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.902%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 464,035 460,845
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.45%, (3-month SOFR + 1.75%), 12/02/30 ....... Ireland 234,600 234,307
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.154%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 574,785 576,941
1,743,096
a a a a a a
Household Durables 0.1%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.7%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 396,418 393,373
Insurance 0.2%
f
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.45%, (3-month SOFR + 2.75%), 5/06/31 ............... United States 590,000 587,050
IT Services 0.1%
f
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.2%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 199,912 198,537
f
Machinery 0.3%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.182%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 847,552 850,467

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Machinery (continued)
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.2%, (3-month SOFR + 3.5%), 2/03/33 ................. United States 74,164 $ 74,380
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.377%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 288,693 291,480
1,216,327
a a a a a a
f
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.767%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 180,000 180,919
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 830,230 833,668
1,014,587
a a a a a a
f
Oil, Gas & Consumable Fuels 0.6%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 1,510,378 1,511,420
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.268%,
(1-month SOFR + 3.5%), 11/19/29 ..................... United States 586,967 588,481
2,099,901
a a a a a a
f
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.425%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 44,550 44,434
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 765,050 761,913
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.45%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 367,500 359,634
1,165,981
a a a a a a
f
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 381,131 377,700
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.154%, (1-month SOFR + 2.5%), 12/04/31 ..... United States 587,050 586,651
964,351
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
f
Altar Bidco , Inc., First Lien, CME Term Loan, 6.608%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 487,096 487,096
f
Software 0.6%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.902%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 596,875 585,684
Ping Identity Holding Corp., First Lien, Initial CME Term Loan,
6.402%, (1-month SOFR + 2.75%), 11/15/32 ............. United States 142,180 140,699
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.7%, (3-month SOFR + 3%), 8/31/28 .................. United States 515,445 501,350
g
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 285,963 280,244
UKG, Inc., First Lien, Initial CME Term Loan, 6.163%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 453,123 438,002
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.652%, (1-month SOFR + 2%), 10/22/29 ................ United States 200,765 201,267
2,147,246
a a a a a a

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Specialty Retail 0.3%
f
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.918%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 1,024,380 $ 1,021,271
Trading Companies & Distributors 0.0%
†
f
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.902%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 144,275 145,718
Water Utilities 0.0%
†
f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.411%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 119,332 120,077
Total Senior Floating Rate Interests (Cost $23,072,742) ........................
23,016,384
Foreign Government and Agency Securities 9.4%
b
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 800,000 834,612
b
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 200,000 193,500
b
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 200,000 206,500
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 650,000 598,562
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 850,000 EUR 902,542
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,660,000 1,594,845
Senior Bond, 6%, 10/20/33 ........................... Brazil 390,000 394,407
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 260,000 253,845
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 360,000 EUR 427,441
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 500,000 EUR 523,727
Chile Government Bond ,
Senior Note, 4.85%, 1/22/29 ......................... Chile 720,000 729,900
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 740,000 775,890
Senior Note, 4.5%, 11/26/30 .......................... Colombia 410,000 EUR 473,521
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 560,000 583,492
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 760,000 772,274
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 820,000 775,679
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 800,000 807,160
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 440,000 396,684
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 550,000 565,475
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 700,000 740,823
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 380,000 390,944
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 360,000 383,765
b,h
Electricite de France SA , Junior Sub . Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 535,000 624,046
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 590,000 498,849
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 400,000 368,110
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 1,110,000 1,193,250
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 400,000 436,690
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 740,000 753,229

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 900,000 $ 902,105
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 715,000 701,301
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 650,000 704,626
b
Ivory Coast Government Bond ,
Senior Bond, 144A, 6.125%, 6/15/33 ................... Ivory Coast 200,000 195,836
Senior Bond, Reg S, 4.875%, 1/30/32 .................. Ivory Coast 1,010,000 EUR 1,140,275
b
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 450,000 467,320
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 300,000 267,045
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 320,000 EUR 378,068
b
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 740,000 811,909
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 300,000 EUR 343,454
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 1,400,000 1,314,950
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 950,000 875,378
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 460,000 461,787
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 890,000 861,946
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 1,010,000 EUR 1,156,016
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 1,000,000 985,363
b
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 430,000 458,156
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 510,000 523,924
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 770,000 781,582
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 730,000 793,291
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 1,260,000 1,395,186
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 720,000 773,233
Total Foreign Government and Agency Securities (Cost $32,086,181) ............
33,492,513
Asset-Backed Securities 2.4%
Financial Services 2.4%
b,f
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.825% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 1,175,000 1,181,390
b,f
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.117% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 900,000 906,739
f
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.119% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 1,319,265 1,157,618
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 703,000 693,259
b
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 175,513 174,186
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 264,634 265,209
b
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 494,048 486,287
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 546,000 463,008
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 233,210 231,021
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 1,368,288 1,358,815
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 681,000 676,047
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 781,000 755,432

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 200,933 $ 200,147
8,549,158
a a a a a a
Total Asset-Backed Securities (Cost $8,523,054) ..............................
8,549,158
Commercial Mortgage-Backed Securities 10.5%
Financial Services 10.5%
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 275,000 234,898
i
2019-BN19, C, FRN, 4.165%, 8/15/61 .................. United States 253,000 188,613
i,j
2024-BNK48, XA, IO, FRN, 1.347%, 10/15/57 ............ United States 9,510,358 728,454
i,j
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.4%, 10/15/57 .............. United States 14,825,590 522,418
2024-5YR12, XA, IO, FRN, 0.694%, 12/15/57 ............. United States 11,022,942 179,375
2024-5YR7, XA, IO, FRN, 1.57%, 6/15/57 ............... United States 10,892,278 391,134
i,j
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.798%, 2/15/55 ................ United States 10,326,342 304,485
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............... United States 16,296,489 759,252
2024-5C31, XA, IO, FRN, 1.281%, 12/15/57 .............. United States 4,846,603 163,206
2024-C26, XA, IO, FRN, 1.24%, 5/15/57 ................. United States 5,694,228 383,256
Benchmark Mortgage Trust ,
b
2018-B1, D, 144A, 2.75%, 1/15/51 ..................... United States 1,029,000 402,243
i
2018-B6, B, FRN, 4.738%, 10/10/51 .................... United States 377,000 358,529
i,j
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 14,078,423 537,807
i,j
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 20,385,939 380,220
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 434,000 442,032
i,j
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 3,883,817 239,008
i,j
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.574%, 9/15/57 ................ United States 12,358,728 474,251
2024-5C8, XA, IO, FRN, 1.239%, 12/15/57 ............... United States 5,933,706 198,421
b,i
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 5.029% ,
2/10/44 ......................................... United States 665,000 368,251
b,f
BX Commercial Mortgage Trust , 2026-CSMO , B , 144A, FRN ,
5.355% , ( 1-month SOFR + 1.7% ), 2/15/43 ............... United States 509,000 510,839
b,i
BX Trust , 2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ....... United States 715,000 718,285
i
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 1,032,000 947,402
CFCRE Commercial Mortgage Trust ,
b,i
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 424,000 401,229
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 908,000 903,466
Citigroup Commercial Mortgage Trust ,
b,i
2015-GC27, D, 144A, FRN, 4.522%, 2/10/48 ............. United States 789,146 771,624
i
2015-GC33, C, FRN, 4.48%, 9/10/58 ................... United States 471,000 410,594
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 221,000 135,915
COMM Mortgage Trust ,
b,d,i
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 424,048 22,227
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 559,000 546,665
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 219,253 210,312
b,i
2013-CR13, D, 144A, FRN, 5.003%, 11/10/46 ............ United States 733,687 415,457
i
2014-CR14, C, FRN, 3.246%, 2/10/47 .................. United States 552,000 541,287
i
2014-CR16, C, FRN, 4.887%, 4/10/47 .................. United States 912,000 886,368
b,i
2014-CR17, D, 144A, FRN, 5.006%, 5/10/47 ............. United States 725,000 637,997
i
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 302,980 299,156
b,i
2014-UBS6, D, 144A, FRN, 3.959%, 12/10/47 ............ United States 371,676 360,034
i
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 332,336 319,367
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 188,718 185,870

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
i
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 906,000 $ 869,018
b,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.535% ,
8/10/44 ......................................... United States 423,967 414,680
i
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 3.983%, 7/10/46 ............ United States 264,552 262,629
b
2013-GC13, B, 144A, FRN, 3.983%, 7/10/46 ............. United States 551,000 540,661
2014-GC24, B, FRN, 4.447%, 9/10/47 .................. United States 427,712 414,182
b
2014-GC24, D, 144A, FRN, 4.468%, 9/10/47 ............. United States 485,000 337,070
j
2019-GC42, XA, IO, FRN, 0.941%, 9/10/52 .............. United States 13,578,975 307,498
b,i
IRV Trust , 2025-200P , C , 144A, FRN , 5.921% , 3/14/47 ....... United States 537,000 537,983
i
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 7.608%, 2/12/51 ............. United States 11,066 15,629
b
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 90,680 89,788
2013-LC11, D, FRN, 3.993%, 4/15/46 ................... United States 124,075 933
i
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, D, FRN, 4.072%, 7/15/45 ................... United States 521,000 495,967
b
2013-C14, D, 144A, FRN, 4.171%, 8/15/46 .............. United States 500,000 400,283
b
2014-C18, D, 144A, FRN, 4.659%, 2/15/47 .............. United States 513,000 469,997
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 325,424 321,640
2014-C23, C, FRN, 4.673%, 9/15/47 ................... United States 436,000 423,066
b
2014-C23, D, 144A, FRN, 4.173%, 9/15/47 .............. United States 287,000 262,396
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................... United States 504,000 482,453
i
2018-C8, C, FRN, 4.913%, 6/15/51 .................... United States 402,000 369,632
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,149,000 1,140,601
b,i
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 700,000 708,977
Morgan Stanley Bank of America Merrill Lynch Trust ,
i
2013-C10, B, FRN, 4.082%, 7/15/46 ................... United States 337,324 320,965
i
2013-C10, C, FRN, 4.082%, 7/15/46 ................... United States 512,000 474,597
b,i
2013-C10, F, 144A, FRN, 4.082%, 7/15/46 ............... United States 1,988,000 323,942
b,i
2013-C12, D, 144A, FRN, 4.85%, 10/15/46 .............. United States 416,000 398,017
i
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 587,000 536,958
i
2015-C22, C, FRN, 4.104%, 4/15/48 ................... United States 1,263,000 1,073,556
b
2015-C26, D, 144A, 3.06%, 10/15/48 ................... United States 448,561 430,881
i
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 663,000 657,405
2018-H3, C, FRN, 5.017%, 7/15/51 .................... United States 404,000 387,553
i,j
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 19,186,889 CAD 376,576
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 1,034,000 1,031,863
b,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,081,996 131
i
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.496% ,
8/15/50 ......................................... United States 498,000 471,410
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 2,252,394 2,246,565
b,i
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 358,000 356,047
Wells Fargo Commercial Mortgage Trust ,
b,i
2013-LC12, D, 144A, FRN, 3.867%, 7/15/46 ............. United States 356,000 241,194
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 615,012 74,411
2015-C31, D, 3.852%, 11/15/48 ....................... United States 262,000 237,904
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 344,183 336,654
b,i
2016-C34, D, 144A, FRN, 5.294%, 6/15/49 .............. United States 366,297 357,823
b
2019-C50, D, 144A, 3%, 5/15/52 ...................... United States 243,000 194,997

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
i,j
2019-C52, XA, IO, FRN, 1.706%, 8/15/52 ................ United States 6,575,181 $ 259,236
i,j
2024-5C1, XA, IO, FRN, 1.255%, 7/15/57 ................ United States 6,386,953 174,777
i
WFRBS Commercial Mortgage Trust ,
b
2013-C15, D, 144A, FRN, 4.287%, 8/15/46 .............. United States 515,444 363,496
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 365,000 352,927
2014-C23, B, FRN, 4.408%, 10/15/57 ................... United States 275,000 270,328
37,295,243
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $38,463,679) ..............
37,295,243
Mortgage-Backed Securities 24.8%
Federal National Mortgage Association (FNMA) Fixed Rate 19.3%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 97,353 97,639
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/56 ..... United States 2,000,000 1,675,031
k
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/56 ...... United States 2,000,000 1,751,210
k
Uniform Mortgage-Backed Securities, 4.5%, TBA, 5/25/56 ..... United States 21,000,000 20,202,841
k
Uniform Mortgage-Backed Securities, 5%, TBA, 5/25/56 ...... United States 16,000,000 15,893,266
k
Uniform Mortgage-Backed Securities, 5.5%, TBA, 5/25/56 ..... United States 21,000,000 21,107,743
k
Uniform Mortgage-Backed Securities, 6%, TBA, 5/25/56 ...... United States 8,000,000 8,167,910
68,895,640
Government National Mortgage Association (GNMA) Fixed Rate 5.5%
GNMA II, Single-family, 30 Year, 3.5%, 8/20/49 - 3/20/50 ...... United States 309,660 277,718
GNMA II, Single-family, 30 Year, 4.5%, 10/20/49 - 1/20/50 ..... United States 73,908 71,084
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 82,547 82,795
k
GNMA II, Single-family, 30 Year, 5%, 5/15/56 ............... United States 8,000,000 7,931,804
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 31,879 32,600
k
GNMA II, Single-family, 30 Year, 5.5%, 5/15/56 ............. United States 11,000,000 11,079,018
19,475,019
Total Mortgage-Backed Securities (Cost $88,688,390) ..........................
88,370,659
Residential Mortgage-Backed Securities 7.3%
Financial Services 7.3%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 968,935 974,359
Alternative Loan Trust ,
f
2005-38, A3, FRN, 4.469%, (1-month SOFR + 0.814%), 9/25/35 United States 289,076 270,928
f
2005-59, 1A1, FRN, 4.432%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 822,653 792,327
f
2006-OA10, 1A1, FRN, 4.469%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 163,809 152,510
f
2006-OA10, 3A1, FRN, 4.149%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 394,813 380,925
f
2006-OA10, 4A1, FRN, 4.149%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,147,862 1,917,516
i
2006-OA7, 1A1, FRN, 3.021%, 6/25/46 ................. United States 710,489 666,364
f
2006-OA7, 1A2, FRN, 4.449%, ( 12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 241,007 239,940
f
2007-OH1, A1D, FRN, 3.979%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 290,868 260,230
f
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.269% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 77,713 76,147
b,f
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.949% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 395,913 356,803

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 310,279 $ 305,573
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 616,102 602,647
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 324,292 315,302
b,f
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 13.76%, (30-day SOFR Average +
10.114%), 8/25/50 ................................. United States 966,000 1,272,839
2020-DNA5, B2, 144A, FRN, 15.145%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 491,000 674,289
2020-HQA2, B2, 144A, FRN, 11.36%, (30-day SOFR Average +
7.714%), 3/25/50 .................................. United States 625,000 748,482
2020-HQA3, B2, 144A, FRN, 13.76%, (30-day SOFR Average +
10.114%), 7/25/50 ................................. United States 1,027,000 1,346,255
2021-DNA3, B2, 144A, FRN, 9.895%, (30-day SOFR Average +
6.25%), 10/25/33 .................................. United States 299,000 375,516
2022-DNA2, M2, 144A, FRN, 7.395%, (30-day SOFR Average
+ 3.75%), 2/25/42 ................................. United States 450,000 459,595
2023-HQA2, M1B, 144A, FRN, 6.995%, (30-day SOFR Average
+ 3.35%), 6/25/43 ................................. United States 700,000 718,844
b,f
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.51%, (30-day SOFR Average +
7.864%), 9/25/48 .................................. United States 389,000 441,253
2018-HQA2, B2, 144A, FRN, 14.76%, (30-day SOFR Average +
11.114%), 10/25/48 ................................ United States 1,619,000 1,970,230
2019-DNA1, B2, 144A, FRN, 14.51%, (30-day SOFR Average +
10.864%), 1/25/49 ................................. United States 315,000 381,654
2019-FTR3, B2, 144A, FRN, 8.56%, (30-day SOFR Average +
4.914%), 9/25/47 .................................. United States 257,000 281,145
2019-HQA1, B2, 144A, FRN, 16.01%, (30-day SOFR Average +
12.364%), 2/25/49 ................................. United States 254,000 303,405
2019-HQA2, B2, 144A, FRN, 15.01%, ( 30-day SOFR Average +
11.364%), 4/25/49 ................................. United States 298,000 353,627
f
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1B, FRN, 14.01%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 264,925 270,151
2016-C05, 2B, FRN, 14.51%, ( 30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 264,775 269,981
2016-C06, 1B, FRN, 13.01%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 393,105 406,092
b
2020-R01, 1B1, 144A, FRN, 7.01%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 459,000 465,205
b
2020-SBT1, 1B1, 144A, FRN, 10.51%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 355,000 368,894
b
2022-R02, 2B1, 144A, FRN, 8.145%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 402,000 411,328
b
2022-R02, 2M2, 144A, FRN, 6.645%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,559,621 1,579,468
b
2026-R01, 2M2, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 1/25/46 ................................... United States 350,000 349,935
f
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.079% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 476,394 263,011
f
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.295% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 399,745 103,194
b,f
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 7.795% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 300,000 302,779
b,f
J.P. Morgan Mortgage Trust ,
2024-9, A11, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 229,702 230,396

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
J.P. Morgan Mortgage Trust, (continued)
2025-2, A11, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 323,089 $ 324,196
MFA Trust , 2024-NPL1 , A1 , 6.33% , 9/25/54 ................
United States 576,805 578,104
b,f
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
2.807% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 309,558 299,846
b,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 4.995% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 107,705 107,915
f
MortgageIT Trust , 2005-3 , M2 , FRN , 4.564% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 40,869 40,165
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 238,978 237,350
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 516,270 511,805
f
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.129% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 419,181 382,316
b,i
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 815,000 699,358
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 1,033,000 945,191
f
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.749% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 161,367 156,323
25,941,708
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $24,214,558) ...............
25,941,708
Agency Commercial Mortgage-Backed Securities 12.8%
Financial Services 12.8%
j
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 12,484 161
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 232,266 29,753
4077, IK, IO, 5%, 7/15/42 ............................ United States 706,018 146,742
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 217,246 9,431
f
4839, WS, IO, FRN, 2.346%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 4,079,680 536,855
f
4945, SL, IO, FRN, 2.29%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 3,893,874 441,248
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 3,871,151 895,789
f
5002, SJ, IO, FRN, 2.34%, (-1 x 30-day SOFR Average +
5.986%), 7/25/50 .................................. United States 5,921,813 666,141
f
5011, SA, IO, FRN, 2.49%, (-1 x 30-day SOFR Average +
6.136%), 9/25/50 .................................. United States 6,446,617 776,442
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 7,397,538 1,695,027
5036, IB, IO, 5%, 10/25/48 ........................... United States 3,018,505 730,942
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 3,076,547 725,802
5134, IC, IO, 4%, 8/25/51 ............................ United States 6,280,304 1,246,448
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,664,694 769,020
b,f
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.395%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 555,000 576,339
2021-MN3, M2, 144A, FRN, 7.645%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 1,746,000 1,809,061
j
FNMA ,
f
2010-35, SG, IO, FRN, 2.64%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 428,089 44,699
f
2011-101, SA, IO, FRN, 2.14%, (-1 x 30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 989,937 89,404
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 218,646 44,009
2015-30, IO, 5.5%, 5/25/45 .......................... United States 1,618,984 207,594
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 1,075,965 148,730

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA, (continued)
f
2017-32, SA, IO, FRN, 2.39%, (-1 x 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 4,923,956 $ 508,826
f
2018-20, SB, IO, FRN, 2.49%, (-1 x 30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 2,246,068 200,011
f
2018-38, SA, IO, FRN, 2.44%, (-1 x 30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 4,197,339 473,238
f
2019-43, JS, IO, FRN, 2.29%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 2,175,338 206,716
f
2019-61, S, IO, FRN, 2.24%, (-1 x 30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 4,591,208 565,214
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 5,574,682 1,273,239
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 7,311,824 1,633,842
374, 6, IO, 5.5%, 8/25/36 ............................ United States 55,611 8,875
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 144,465 18,930
427, C93, IO, 4.5%, 8/25/42 .......................... United States 5,265,616 898,820
b,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.01%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 901,855 916,134
2020-01, M10, 144A, FRN, 7.51%, ( 30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 1,236,221 1,257,080
j
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 628,872 89,001
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 1,518,802 240,144
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 1,519,190 239,436
2012-146, IO, 5%, 12/20/42 .......................... United States 400,411 84,232
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 788,129 143,980
i
2013-H08, CI, IO, FRN, 1.491%, 2/20/63 ................ United States 1,115,827 39,667
f
2014-119, SA, IO, FRN, 1.825%, (-1 x 1-month SOFR +
5.486%), 8/20/44 .................................. United States 1,183,530 105,206
f
2014-60, SD, IO, FRN, 2.405%, (-1 x 1-month SOFR +
6.066%), 4/20/44 .................................. United States 2,759,493 316,519
2014-76, IO, 5%, 5/20/44 ............................ United States 558,146 112,883
i
2014-H21, BI, IO, FRN, 1.55%, 10/20/64 ................ United States 1,454,639 41,101
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 419,192 11,889
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 1,345,845 262,874
2015-64, YI , IO, 4%, 11/20/44 ........................ United States 824,902 117,184
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 335,911 67,266
i
2015-H10, BI, IO, FRN, 2.621%, 4/20/65 ................ United States 1,064,487 49,237
i
2015-H20, AI, IO, FRN, 1.854%, 8/20/65 ................ United States 1,096,518 39,807
i
2015-H20, CI, IO, FRN, 2.565%, 8/20/65 ................ United States 1,205,324 69,858
i
2015-H23, BI, IO, FRN, 1.765%, 9/20/65 ................ United States 1,082,364 29,540
i
2015-H25, EI, IO, FRN, 1.855%, 10/20/65 ............... United States 594,594 24,316
2016-42, IO, 5%, 2/20/46 ............................ United States 1,353,591 260,458
i
2016-H03, AI, IO, FRN, 1.972%, 1/20/66 ................ United States 3,636,067 153,891
i
2016-H03, DI, IO, FRN, 1.887%, 12/20/65 ............... United States 673,377 20,737
i
2016-H06, DI, IO, FRN, 2.222%, 7/20/65 ................ United States 2,225,689 85,522
i
2016-H09, BI, IO, FRN, 2.323%, 4/20/66 ................ United States 1,738,418 67,870
i
2016-H10, AI, IO, FRN, 1.759%, 4/20/66 ................ United States 2,454,361 72,085
i
2016-H18, QI, IO, FRN, 2.757%, 6/20/66 ................ United States 972,083 56,542
i
2016-H22, AI, IO, FRN, 2.742%, 10/20/66 ............... United States 1,273,313 70,846
i
2016-H23, NI, IO, FRN, 2.748%, 10/20/66 ............... United States 3,863,884 190,864
i
2016-H24, CI, IO, FRN, 1.667%, 10/20/66 ............... United States 854,555 23,457
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 1,888,008 343,568
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 703,645 138,238
i
2017-H02, BI, IO, FRN, 2.312%, 1/20/67 ................ United States 1,008,489 42,193
i
2017-H06, BI, IO, FRN, 2.389%, 2/20/67 ................ United States 1,582,481 57,307

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
i
2017-H08, NI, IO, FRN, 2.197%, 3/20/67 ................ United States 2,224,084 $ 81,606
i
2017-H09, IO, FRN, 1.676%, 4/20/67 ................... United States 2,785,969 88,234
i
2017-H11, DI, IO, FRN, 2.053%, 5/20/67 ................ United States 1,795,508 87,628
i
2017-H12, QI, IO, FRN, 2.08%, 5/20/67 ................. United States 1,595,110 62,449
i
2017-H16, IG, IO, FRN, 1.771%, 7/20/67 ................ United States 4,213,438 105,589
i
2017-H16, JI, IO, FRN, 2.269%, 8/20/67 ................. United States 5,356,711 218,291
i
2017-H19, MI, IO, FRN, 2.05%, 4/20/67 ................. United States 1,034,686 37,335
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 2,371,652 459,795
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,009,116 207,749
i
2018-H02, EI, IO, FRN, 2.511%, 1/20/68 ................ United States 4,597,260 191,019
i
2018-H05, BI, IO, FRN, 2.394%, 2/20/68 ................ United States 3,064,455 124,638
i
2018-H15, KI, IO, FRN, 2%, 8/20/68 .................... United States 2,146,244 80,414
f
2019-110, SQ, IO, FRN, 2.275%, (-1 x 1-month SOFR +
5.936%), 9/20/49 .................................. United States 3,381,684 376,708
f
2019-152, ES, IO, FRN, 2.275%, (-1 x 1-month SOFR +
5.936%), 12/20/49 ................................. United States 2,049,493 224,180
f
2019-83, SY, IO, FRN, 2.325%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 3,048,335 344,511
f
2019-89, PS, IO, FRN, 2.325%, (-1 x 1-month SOFR +
5.986%), 7/20/49 .................................. United States 3,706,830 417,860
f
2019-96, SY, IO, FRN, 2.325%, (-1 x 1-month SOFR + 5.986%),
8/20/49 ......................................... United States 3,453,282 399,380
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 7,109,540 917,689
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 4,384,112 1,002,523
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 4,708,070 784,240
f
2020-63, AS, IO, FRN, 2.225%, (-1 x 1-month SOFR + 5.886%),
8/20/43 ......................................... United States 3,669,637 395,764
f
2020-63, PS, IO, FRN, 2.325%, (-1 x 1-month SOFR +
5.986%), 4/20/50 .................................. United States 4,385,018 526,824
f
2020-63, SP, IO, FRN, 2.325%, (-1 x 1-month SOFR + 5.986%),
5/20/50 ......................................... United States 3,469,371 406,835
f
2020-96, KS, IO, FRN, 2.375%, (-1 x 1-month SOFR +
6.036%), 7/20/50 .................................. United States 10,703,403 1,310,564
f
2020-97, QS, IO, FRN, 2.375%, (-1 x 1-month SOFR +
6.036%), 7/20/50 .................................. United States 3,023,846 388,787
f
2021-116, ES, IO, FRN, 2.421%, (-1 x 1-month SOFR +
6.086%), 11/20/47 ................................. United States 5,667,717 603,417
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 5,812,450 1,326,835
2021-156, IO, 3.5%, 7/20/51 ......................... United States 7,131,586 1,348,205
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 4,500,547 891,579
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 6,035,162 1,011,471
f
2021-59, SM, IO, FRN, 2.525%, (-1 x 1-month SOFR +
6.186%), 4/20/51 .................................. United States 10,465,016 1,296,567
f
2021-59, SQ, IO, FRN, 2.525%, (-1 x 1-month SOFR +
6.186%), 4/20/51 .................................. United States 3,552,002 439,455
f
2021-77, SM, IO, FRN, 2.525%, (-1 x 1-month SOFR +
6.186%), 5/20/51 .................................. United States 5,245,713 674,670
f
2021-98, SK, IO, FRN, 2.525%, (-1 x 1-month SOFR +
6.186%), 6/20/51 .................................. United States 8,234,868 1,062,682
f
2023-35, SH, IO, FRN, 2.81%, (-1 x 30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 10,275,406 803,580
2024-186, IO, 3%, 9/20/51 ........................... United States 7,089,694 1,043,012
i
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 10,466,861 549,561
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 3,275,903 618,396
f
2025-120, SD, IO, FRN, 2.225%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 8,898,597 951,791

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
f
2026-2, SB, IO, FRN, 2.48%, (-1 x 30-day SOFR Average +
6.12%), 1/20/56 ................................... United States 6,085,168 $ 672,545
45,752,658
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $45,562,191) .......
45,752,658
Total Long Term Investments (Cost $415,301,257) .............................
418,839,917
a
Short Term Investments 4.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 0.9%
Wells Fargo Bank NA ,
3.8%, 9/16/26 ...................................... United States 1,500,000 1,499,523
3.75%, 12/17/26 .................................... United States 1,500,000 1,497,934
2,997,457
Total Certificates of Deposit (Cost $3,000,000) ................................
2,997,457
a a a
Commercial Papers 2.4%
b,c
BPCE SA , 144A, 3 .94% , 11/12/26 ....................... France 2,000,000 1,958,020
b,c
Gotham Funding Corp. , 144A, 3.83% , 6/16/26 .............. United States 1,500,000 1,492,545
b,c
Nestle Finance International Ltd. , 144A, 3.64% , 5/15/26 ...... United States 1,750,000 1,747,350
c
Royal Bank of Canada , 3.78% , 6/01/26 ................... Canada 1,750,000 1,744,147
b,c
Skandinaviska Enskilda Banken AB , 144A, 3.87% , 8/10/26 .... Sweden 1,750,000 1,731,031
Total Commercial Papers (Cost $8,676,674) ...................................
8,673,093
a a a
U.S. Government and Agency Securities 0.6%
c,l
U.S. Treasury Bills, 3.56%, 7/16/26 ...................... United States 2,100,000 2,084,123
Total U.S. Government and Agency Securities (Cost $2,084,298) ................
2,084,123
Shares
Management Investment Companies 0.5%
a,m
Putnam Short Term Investment Fund, Class P, 3.843% ....... United States 1,806,761 1,806,761
Total Management Investment Companies (Cost $1,806,761) ...................
1,806,761
Total Short Term Investments (Cost $15,567,733 ) ..............................
15,561,434
a
Total Investments (Cost $430,868,990) 122.1% ................................
$434,401,351
TBA Sale Commitments (4.2)% ..............................................
(14,860,547)
Other Assets, less Liabilities (17.9)% ........................................
(63,656,846)
Net Assets 100.0% .........................................................
$355,883,958
a a a

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2026, the Fund had the following futures contracts outstanding.
a
a a
Country
Principal
Amount
*
a Value
n
TBA Sale Commitments (4.2)%
Mortgage-Backed Securities (4.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.2)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 5/25/56 .................................. United States (1,000,000) $ (937,930)
5%, TBA, 5/25/56 .................................. United States (14,000,000) (13,922,617)
Total TBA Sale Commitments (Proceeds $(14,830,586)) ........................
$(14,860,547)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $177,039,668, representing 49.7% of net assets.
c
The rate shown represents the yield at period end.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Perpetual security with no stated maturity date.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Security purchased on a to-be-announced (TBA) basis.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At April 30, 2026, the aggregate value of these securities pledged amounted to $1,338,802, representing 0.4% of net assets.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro- Bobl .................................. Short 47 $ 6,368,401 6/08/26 $ 89,762
U.S. Treasury 10 Year Ultra Notes ................ Short 25 2,821,484 6/18/26 80,424
U.S. Treasury 2 Year Notes ..................... Short 156 32,311,500 6/30/26 286,185
Total Futures Contracts ...................................................................... $456,371
*
As of period end.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At April 30, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 147,522,300 958,584 5/20/26 $ — $ (14,946)
Japanese Yen ...... GSCO Buy 400,266,300 2,600,905 5/20/26 — (40,568)
Japanese Yen ...... HSBK Buy 207,856,300 1,336,664 5/20/26 8,254 (15,348)
Japanese Yen ...... TDOM Buy 1,366,800 8,883 5/20/26 — (140)
Japanese Yen ...... UBSW Buy 125,971,100 818,427 5/20/26 — (12,643)
British Pound ...... CITI Buy 347,700 468,028 6/17/26 5,064 —
British Pound ...... CITI Sell 1,419,000 1,906,726 6/17/26 — (24,011)
British Pound ...... HSBK Buy 868,100 1,177,843 6/17/26 3,322 —
British Pound ...... HSBK Sell 1,016,100 1,348,409 6/17/26 — (34,130)
British Pound ...... JPHQ Sell 1,000 1,323 6/17/26 — (38)
Euro ............. BZWS Buy 484,700 568,003 6/17/26 2,054 —
Euro ............. HSBK Buy 1,794,100 2,117,548 6/17/26 582 (8,084)
Euro ............. HSBK Sell 9,843,000 11,348,831 6/17/26 — (227,550)
Euro ............. MSCO Buy 105,100 124,568 6/17/26 144 (1,103)
Euro ............. SSBT Buy 1,323,700 1,557,159 6/17/26 — (352)
Euro ............. SSBT Sell 311,900 361,108 6/17/26 — (5,718)
Euro ............. TDOM Buy 7,700 8,907 6/17/26 149 —
Euro ............. UBSW Buy 571,200 660,693 6/17/26 11,097 —
Euro ............. UBSW Sell 241,500 278,446 6/17/26 — (5,583)
Euro ............. WPAC Sell 1,701,400 2,008,955 6/17/26 7,934 —
Norwegian Krone ... BOFA Sell 961,600 98,901 6/17/26 — (4,837)
Norwegian Krone ... MSCO Sell 13,864,000 1,424,665 6/17/26 — (70,989)
Swedish Krona ..... MSCO Sell 14,243,300 1,527,560 6/17/26 — (18,811)
Swedish Krona ..... UBSW Buy 241,300 25,677 6/17/26 520 —
Swiss Franc ....... SSBT Buy 18,000 22,721 6/17/26 430 —
Swiss Franc ....... TDOM Buy 727,100 933,256 6/17/26 1,888 —
Swiss Franc ....... UBSW Buy 1,818,000 2,333,674 6/17/26 4,508 —
Australian Dollar .... BOFA Buy 696,600 492,809 7/15/26 7,996 —
Australian Dollar .... BZWS Sell 221,400 156,672 7/15/26 — (2,499)
Australian Dollar .... CITI Sell 1,089,500 770,753 7/15/26 — (12,519)
Australian Dollar .... HSBK Sell 129,100 91,314 7/15/26 — (1,499)
Australian Dollar .... JPHQ Sell 1,591,100 1,125,906 7/15/26 — (17,980)
Australian Dollar .... MSCO Buy 18,200 12,954 7/15/26 131 —
Australian Dollar .... MSCO Sell 1,705,500 1,206,880 7/15/26 — (19,252)
Australian Dollar .... UBSW Sell 48,200 34,108 7/15/26 — (545)
Australian Dollar .... WPAC Sell 30,200 21,371 7/15/26 — (341)
Canadian Dollar .... BOFA Sell 600 437 7/15/26 — (7)
Canadian Dollar .... BZWS Sell 182,500 132,728 7/15/26 — (2,046)
Canadian Dollar .... CITI Buy 3,664,500 2,671,528 7/15/26 34,660 —
Canadian Dollar .... CITI Sell 3,760,000 2,753,481 7/15/26 — (23,232)
Canadian Dollar .... GSCO Sell 19,800 14,401 7/15/26 — (221)
Canadian Dollar .... HSBK Sell 1,480,900 1,077,065 7/15/26 — (16,561)
Canadian Dollar .... JPHQ Sell 431,300 313,677 7/15/26 — (4,832)
Canadian Dollar .... TDOM Sell 1,420,200 1,032,993 7/15/26 — (15,807)
Canadian Dollar .... UBSW Sell 1,176,000 855,441 7/15/26 — (13,020)
New Zealand Dollar . BOFA Sell 43,500 25,564 7/15/26 — (195)
New Zealand Dollar . CITI Sell 1,033,100 607,066 7/15/26 — (4,689)
New Zealand Dollar . MSCO Sell 1,660,200 975,668 7/15/26 — (7,427)
New Zealand Dollar . UBSW Sell 166,600 97,901 7/15/26 — (752)
Total Forward Exchange Contracts ................................................... $88,733 $(628,275)
Net unrealized appreciation (depreciation) ............................................ $(539,542)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2026, the Fund had the following forward premium swap options contracts outstandin g.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 1,201,500 $ 55,629 $ (32,696)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 1,201,500 55,629 (16,619)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 4,605,400 235,796 (176,277)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 4,605,400 225,204 (175,499)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 66,490,000 278,085 8,906
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 66,490,000 (114,007) (1,899)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 66,490,000 (171,781) (6,668)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 259,100 32,310 (1,884)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 259,100 32,310 (5,496)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 4,099,200 293,093 (125,437)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,170,500 78,789 (77,801)
(4.3%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 4.3% 13,276,000 34,850 3,241
(4.09%)/1-day SOFR/Jul-36/(Written) CITI 7/10/26 / 4.09% 19,914,000 (113,842) (19,546)
(3.88%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 3.88% 6,638,000 80,652 17,317
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 970,281
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 (320,689)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 1,814,700 142,182 (5,917)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 1,814,700 142,182 (38,215)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 10,390,700 206,241 (158,816)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 10,390,700 259,753 (30,774)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 (132,302)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 658,604
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 4,030,200 185,591 (75,440)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 4,030,200 178,135 (64,523)
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 2,590,000 115,255 2,237
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 2,590,000 115,255 –
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 614,500 73,679 (24,134)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 614,500 73,679 5,997
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 4,848,800 386,533 170,376
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 260,500 27,195 10,440
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 2,708,400 98,044 (46,881)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 390,776
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 (139,331)
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 (70,746)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 122,012
Unrealized appreciation 2,360,187
Unrealized (depreciation) (1,747,590)
Total $612,597
*
In U.S. dollars unless otherwise indicated.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At April 30, 2026, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 13,890,000 EUR $ (334,649) $ (204,897) $ (129,752)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 26,569,000 2,048,419 1,474,757 573,662
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 16,000,000 354,744 253,902 100,842
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,068,514 $1,523,762 $544,752
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,969,000 1,107,368 820,324 287,044
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 584,000 328,442 33,229 295,213
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 289,000 113,521 108,736 4,785
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 234,000 31,285 30,905 380
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 405,000 54,148 18,248 35,900
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 358,000 132,560 155,013 (22,453)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 134,000 49,618 54,714 (5,096)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 25,000 9,257 10,981 (1,724)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 1,129,000 303,039 339,336 (36,297)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,053,000 282,640 340,501 (57,861)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 1,326,000 155,452 165,603 (10,151)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 442,000 85,704 80,223 5,481
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 884,000 185,072 185,345 (273)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,150,000 240,763 222,765 17,998
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 766,000 52,754 143,487 (90,733)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 442,000 102,580 79,394 23,186
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 804,000 (46,877) (105,907) 59,030
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 215,000 (120,916) (17,251) (103,665)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 289,000 (113,521) (123,564) 10,043
Non-
Investment
Grade

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,391,000 $ (185,976) $ (241,859) $ 55,883
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 186,000 (24,868) (32,290) 7,422
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 21,000 (2,808) (10,811) 8,003
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 256,000 (34,227) (28,625) (5,602)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 921,000 (123,138) (163,951) 40,813
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 63,000 (11,012) (14,321) 3,309
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 33,000 (5,768) (6,777) 1,009
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 34,000 (5,943) (7,729) 1,786
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 766,000 (52,754) (47,650) (5,104)
Investment
Grade
Total OTC Swap Contracts .............................................. $2,506,395 $1,988,069 $518,326
Total Credit Default Swap Contracts .................................... $4,574,909 $ 3,511,831 $1,063,078
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 305,481,000 $ 2,579,518 $ (267,280) $ 2,846,798

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 6,481,000 $ (29,267) $ (23,271) $ (5,996)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.6% ..... Quarterly 6/17/28 4,586,000 AUD 7,548 6,955 593
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.7% ..... Annual 6/17/28 8,438,000 EUR 36,046 53,785 (17,739)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 292,584,000 (3,679,606) (185,261) (3,494,345)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 47,696,000 402,830 214,147 188,683
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.9% ..... Semi-Annual 6/17/31 3,044,000 AUD 4,863 (1,088) 5,951
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 64,065,000 1,051,838 327,586 724,252
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/17/36 2,455,000 CHF 10,609 11,185 (576)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.3% ..... Semi-Annual 6/17/36 680,000 CAD 1,020 3,114 (2,094)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 30,545,000 417,976 317,901 100,075
Receive Fixed 3.05% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/17/36 3,258,000 EUR (12,589) (23,180) 10,591
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.4% ..... Semi-Annual 6/17/36 2,843,000 NZD 2,040 2,574 (534)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3% ...... Annual 6/17/36 2,601,000 SEK 1,804 2,193 (389)
Receive Fixed 4.4% ... Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/36 1,547,000 GBP (26,885) (531) (26,354)
Receive Fixed 5.05% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 6/17/36 6,440,000 AUD (25,475) (15,911) (9,564)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 6/17/36 63,407,000 NOK 28,292 5,604 22,688

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 38 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.1% ..... Annual 3/18/56 6,770,000 $ 127,361 $ 22,658 $ 104,703
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 2,820,000 (78,959) 5,476 (84,435)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 5.1% ..... Semi-Annual 6/17/56 758,000 AUD 916 (3,860) 4,776
Total Interest Rate Swap Contracts ................................. $819,880 $ 452,796 $367,084
*
In U.S. dollars unless otherwise indicated.

Putnam Premier Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Premier Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
On May 15, 2026, the Fund's Board of Trustees approved a proposal to change the name of the Fund to Franklin Premier
Income Trust, effective July 15, 2026.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.
At April 30, 2026, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2026, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Borrower Unfunded Commitment
First Eagle Holdings, Inc. $ 87,500
Pinnacle Buyer LLC 33,719
$ 121,219
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Premier Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $9,211,202 $— $— $— $(1,840) $9,209,362 368,080 $300,646
Putnam Government Money
Market Fund, Class P, 3.484% . 3,081,736 70,103,490 (73,185,226) — — — — 154,568
Putnam Short Term Investment
Fund, Class P, 3.843% ...... 17,854,912 21,442,058 (37,490,209) — — 1,806,761 1,806,761 502,860
Total Non-Controlled Affiliates $30,147,850 $91,545,548 $(110,675,435) $— $(1,840) $11,016,123 $958,074
Total Affiliated Securities ... $30,147,850 $91,545,548 $(110,675,435) $— $(1,840) $11,016,123 $958,074
2. Financial Instrument Valuation
(continued)

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Premier Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 9,209,362 $ — $ — $ 9,209,362
Convertible Bonds ....................... — 12,666,220 — 12,666,220
Corporate Bonds ........................ — 134,546,012 — 134,546,012
Senior Floating Rate Interests ............... — 23,016,384 — 23,016,384
Foreign Government and Agency Securities .... — 33,492,513 — 33,492,513
Asset-Backed Securities ................... — 8,549,158 — 8,549,158
Commercial Mortgage-Backed Securities ...... — 37,295,243 — 37,295,243
Mortgage-Backed Securities ................ — 88,370,659 — 88,370,659
Residential Mortgage-Backed Securities ....... — 25,941,708 — 25,941,708
Agency Commercial Mortgage-Backed Securities — 45,752,658 — 45,752,658
Short Term Investments ................... 1,806,761 13,754,673 — 15,561,434
Total Investments in Securities ........... $11,016,123 $423,385,228 $— $434,401,351
Other Financial Instruments:
Forward Exchange Contracts ............... $— $88,733 $— $88,733
Forward Premium Swap Option Contracts ..... — 2,360,187 — 2,360,187
Futures Contracts ....................... 456,371 — — 456,371
Swap Contracts ......................... — 5,540,899 — 5,540,899
Unfunded Loan Commitments .............. — 725 — 725
Total Other Financial Instruments ......... $456,371 $7,990,544 $— $8,446,915
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 14,860,547 $ — $ 14,860,547
Forward Exchange Contracts ............... — 628,275 — 628,275
Forward Premium Swap Option Contracts ...... — 1,747,590 — 1,747,590
Swap Contracts ......................... — 4,110,737 — 4,110,737
Total Other Financial Instruments ......... $— $21,347,149 $— $21,347,149
a
For detailed categories, see the accompanying Schedule of Investments.
5. Fair Value Measurements
(continued)

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 3.66%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.37%
3-month EURIBOR ................... 2.20%
3-month STIBOR .................... 2.09%
6-month AUD BBR ................... 4.77%
6-month EURIBOR ................... 2.52%
6-month NIBOR ..................... 4.77%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.